GENERAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements Abstract
Schedule of subsidiaries
Name	Holding percentage as of December 31,		Held By	Country of incorporation
	2023	2022
Satixfy Israel LTD.	100%	100%	Satixfy Communications LTD.	Israel
Satixfy UK	100%	100%	Satixfy Communications LTD.	England and Wales
Satixfy Space Systems UK (See Note 3)	0%	100%	Satixfy Communications LTD.	England and Wales
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications LTD.	USA
Endurance Acquisition Corporation	100%	100%	Satixfy Communications LTD.	Cayman Islands
Name	Holding percentage as of December 31,		Held By	Country of incorporation
	2023	2022
Jet talk Limited (“Jet-Talk”)	51%	51%	Satixfy UK	UK